Deferred income	12 Months Ended
Dec. 31, 2020
Deferred income
Deferred income

20      Deferred income

Deferred income consists of EUR 1,201 thousand (2019: EUR 1,571 thousand) related to a depositary fee from BNY Mellon, deferred over the course of 5 years and thus, EUR 831 thousand (2019: EUR 1,201 thousand) classified as non-current in the consolidated statement of financial position. Other amounts include individual payments received from end customers in advance for goods that have been ordered but are not yet delivered.